Annual Total Returns - BlackRock Mid Cap Dividend Fund (Class R, Investor A, Investor C and Institutional) [BarChart] - BlackRock Mid Cap Dividend Fund - Investor A	Aug. 28, 2020
Bar Chart Table:
Annual Return 2010	25.68%	[1]
Annual Return 2011	(0.59%)
Annual Return 2012	13.20%
Annual Return 2013	33.29%
Annual Return 2014	6.41%
Annual Return 2015	(6.90%)
Annual Return 2016	22.31%
Annual Return 2017	8.55%
Annual Return 2018	(9.74%)
Annual Return 2019	29.24%

[1]	A portion of the Fund’s total return was attributable to proceeds received in the fiscal period ended January 31, 2010 in a settlement of litigation.